Changes in investment properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in investment properties [Abstract]
Beginning balance	₩ 418,303	₩ 353,175
Acquisitions	115,333	2,125
Disposals	(13,608)	(6,277)
Depreciation	(16,917)	(16,095)	₩ (19,588)
Amounts transferred from (to) property and equipment	(28,199)	91,782
Amounts transferred to assets held for sale	0	(6,306)
Foreign currency adjustment	(92)	(101)
Ending balance	₩ 474,820	₩ 418,303	₩ 353,175